SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Specialized Technology Fund (the “Fund”)

Huachen Chen, CFA and Walter C. Price, CFA have announced their intention to retire from Allianz Global Investors U.S. LLC on December 31, 2022. They will continue to serve as portfolio managers of the Fund until December 31, 2022. After that date, all references to Huachen Chen, CFA and Walter C. Price, CFA in the Fund’s prospectuses and statement of additional information are hereby removed.

March 30, 2022	SFIT032/P404SP